Water And Wastewater Rates (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 17, 2010	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 17, 2011
Water And Wastewater Rates [Line Items]
Increase water rates on an annual basis						$ 38,600
Increase in water rates by percentage on an annual basis						9.40%
Authorized increase in revenue	23,600,000
Distribution System Improvement Charges	24,256,000
Distribution System Improvement Charges, percentage	7.50%
Increase of base rates due to reset of Distribution System Improvement Charges	47,856,000
Infrastructure rehabilitation surcharges			15,937,000	14,043,000	16,448,000
Annual rate increases of operating subsidiaries			6,311,000	15,055,000	15,595,000
Number of rate decisions			12	12	6
Revenues realized			3,312,000	4,261,000	11,366,000
Infrastructure rehabilitation surcharge percentage, reset level upon new base rates			0.00%
Additional operating revenue recognized after removal of revenue reserve		3,098,000
Refunded revenue recognition			$ 7,735,000
Maximum [Member]
Water And Wastewater Rates [Line Items]
Infrastructure rehabilitation surcharges capped percentage			9.00%
Minimum [Member]
Water And Wastewater Rates [Line Items]
Infrastructure rehabilitation surcharges capped percentage			5.00%